Note 11 - Long-term Debt (Details Textual) - Revolving Credit Facility [Member] $ in Millions	Jun. 09, 2021 USD ($)
Line of Credit Facility, Maximum Borrowing Capacity	$ 20
Line of Credit Facility, Interest Rate at Period End	8.50%
Line of Credit Facility, Unused Capacity, Commitment Fee Percentage	0.25%